Share-based compensation - Schedule of management and director options outstanding (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding (in shares)	11,269,911.000		10,981,075.000	10,956,838.000	0
Options outstanding, weighted average exercise price (in dollars per share)	$ 13.40		$ 13.23	13.20	$ 0.00
Remaining contractual life	7 years 4 months 24 days	6 years 6 months
Management and director options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding (in shares)	11,269,911.000		10,981,075.000
Options outstanding, weighted average exercise price (in dollars per share)	$ 13.40		$ 13.23
Remaining contractual life			8 years 0 months 22 days	9 years
Options exercisable (in shares)	3,791,311.000		3,120,613.000
Options exercisable, weighted average exercise price (in dollars per share)	$ 13.22		$ 13.20
Management and director options | $10.00-$10.89
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit (in dollars per share)	$ 10.00		$ 10.00
Exercise price, upper limit (in dollars per share)	$ 10.89		$ 10.89
Options outstanding (in shares)	6,528,647		6,588,647
Options outstanding, weighted average exercise price (in dollars per share)	$ 10.03		$ 10.03
Remaining contractual life			8 years 0 months 22 days
Options exercisable (in shares)	2,226,787		1,872,367
Options exercisable, weighted average exercise price (in dollars per share)	$ 10.02		$ 10.00
Management and director options | $16.00-$16.89
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit (in dollars per share)	$ 15.05		$ 16.00
Exercise price, upper limit (in dollars per share)	$ 16.89		$ 16.89
Options outstanding (in shares)	2,405,516		2,196,214
Options outstanding, weighted average exercise price (in dollars per share)	$ 15.94		$ 16.03
Remaining contractual life			8 years 0 months 22 days
Options exercisable (in shares)	782,262		624,123
Options exercisable, weighted average exercise price (in dollars per share)	$ 16.02		$ 16.00
Management and director options | $20.00-$20.89
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit (in dollars per share)	$ 20.00		$ 20.00
Exercise price, upper limit (in dollars per share)	$ 25.05		$ 20.89
Options outstanding (in shares)	2,335,748		2,196,214
Options outstanding, weighted average exercise price (in dollars per share)	$ 20.21		$ 20.03
Remaining contractual life			8 years 0 months 22 days
Options exercisable (in shares)	782,262		624,123
Options exercisable, weighted average exercise price (in dollars per share)	$ 20.02		$ 20.00